Domini Social Index Portfolio
Portfolio of Investments
July 31, 2002

Issuer	Shares	Value

Consumer Discretionary — 12.2%

American Greetings Corporation	17,000	$273,190

AOL Time Warner, Inc. (b)	1,155,700	13,290,550

AutoZone, Inc. (b)	27,100	1,998,625

Bandag, Inc.	2,600	80,470

Bassett Furniture Industries	3,500	50,435

Black & Decker Corp.	22,300	1,014,650

Bob Evans Farms, Inc.	9,700	265,295

Centex Corporation	16,700	800,765

Champion Enterprises, Inc. (b)	13,700	55,074

Charming Shoppes, Inc. (b)	31,100	226,408

Circuit City Stores, Inc.	58,300	994,015

Claire's Stores, Inc.	12,900	232,200

Comcast Corporation (b)	246,100	5,143,490

Cooper Tire and Rubber Company	20,400	408,204

Costco Wholesale Corporation (b)	122,130	4,258,673

Cross (A.T.) Company (b)	4,400	30,448

Dana Corporation	41,700	670,536

Darden Restaurants, Inc.	49,000	1,137,780

Delphi Automotive Systems Corporation	149,000	1,484,040

Dillard's, Inc.	22,400	526,400

Disney (Walt) Company	550,400	9,758,592

Dollar General Corporation	87,751	1,505,807

Donnelly Corporation	1,700	42,874

Dow Jones & Company	17,900	737,480

Emmis Communications Corporation (b)	12,200	193,492

Family Dollar Stores Inc.	45,600	1,381,224

Fleetwood Enterprises, Inc. (b)	9,500	39,425

Foot Locker, Inc. (b)	39,300	436,230

Gap, Inc. (The)	233,387	2,835,652

Harley-Davidson, Inc.	81,300	3,850,368

Harman International Industries, Inc.	8,960	386,176

Hartmarx Corporation (b)	8,500	18,020

Home Depot, Inc.	634,697	19,599,443

Ikon Office Solutions	39,700	361,270

KB Home	14,400	665,424

Lee Enterprises, Inc.	9,600	319,200

Leggett & Platt, Incorporated	55,000	1,236,950

Lillian Vernon Corporation	2,600	16,900

Limited Brands	137,800	2,476,266

Liz Claiborne, Inc.	28,800	830,880

Lowe's Companies, Inc.	209,400	7,925,790

Luby's, Inc. (b)	6,500	37,050

Mattel, Inc.	116,485	2,191,083

May Department Stores Company	78,400	2,408,448

Maytag Corporation	20,900	692,417

McDonald's Corporation	343,000	8,489,250

McGraw-Hill Companies	52,100	3,258,855

Media General, Inc.	6,300	319,914

Men's Wearhouse, Inc. (b)	11,900	243,236

Meredith Corporation	11,000	401,170

Modine Manufacturing Company	9,600	225,600

New York Times Company	40,200	1,819,050

Newell Rubbermaid, Inc.	71,278	2,144,042

Nordstrom, Inc.	37,700	712,530

Omnicom Group, Inc.	50,100	2,670,831

Oneida Ltd.	4,800	77,520

Oshkosh B'Gosh, Inc.	2,900	87,290

Penney (J.C.) Company, Inc.	73,500	1,293,600

Pep Boys — Manny, Moe & Jack	14,900	201,746

Phillips-Van Heusen Corporation	7,900	93,220

Pulte Homes, Inc.	17,000	814,640

Radio One, Inc. (b)	4,500	67,725

RadioShack Corporation	48,700	1,246,720

Reebok International Ltd. (b)	16,500	444,015

Ruby Tuesday, Inc.	18,000	347,400

Russell Corporation	9,300	152,520

Scholastic Corporation (b)	9,700	378,203

Sears, Roebuck and Co.	84,700	3,995,299

Snap-On Incorporated	16,250	441,513

SPX Corporation (b)	11,315	1,182,418

-1-

Domini Social Index Portfolio / Portfolio of Investments—(Continued) July 31, 2002

Issuer	Shares	Value

Consumer Discretionary — Continued

Stanley Works	23,800	$858,942

Staples, Inc. (b)	123,200	2,056,208

Starbucks Corporation (b)	101,200	1,986,556

Stride Rite Corporation	12,100	84,095

Target Corporation	244,600	8,157,410

Timberland Company (The) (b)	8,400	318,528

TJX Companies, Inc.	144,700	2,565,531

Toys 'R' Us, Inc. (b)	58,320	786,154

Tribune Company	80,850	3,225,915

Tupperware Corporation	16,200	281,070

Univision Communications, Inc. (b)	44,800	1,280,832

VF Corporation	31,400	1,211,412

Visteon Corporation	36,800	409,952

Washington Post Company	2,100	1,312,500

Wellman, Inc.	9,200	131,100

Wendy's International, Inc.	29,200	1,074,268

Whirlpool Corporation	18,700	1,072,818

		150,809,307

Consumer Staples — 13.5%

Alberto-Culver Company	9,100	432,341

Albertson's, Inc.	109,100	3,074,438

Avon Products, Inc.	63,400	2,932,884

Campbell Soup Company	109,900	2,560,670

Church & Dwight Co., Inc.	10,900	305,527

Clorox Company	62,300	2,398,550

Coca-Cola Company	671,100	33,514,734

Colgate-Palmolive Company	147,500	7,574,125

CVS Corporation	105,100	3,005,860

Fleming Companies, Inc.	12,900	177,375

General Mills Incorporated	98,500	4,082,825

Gillette Company	285,000	9,370,800

Great Atlantic & Pacific Tea Company, Inc. (b)	10,700	131,503

Green Mountain Coffee, Inc. (b)	1,900	39,596

Hain Celestial Group, Inc. (The) (b)	9,900	147,411

Heinz (H.J.) Company	94,100	3,618,145

Hershey Foods Corporation	29,000	2,275,340

Horizon Organic Holding Corporation (b)	2,900	37,642

Kellogg Company	109,900	3,784,956

Kimberly-Clark Corporation	139,864	8,538,697

Kroger Company (b)	213,500	4,158,980

Longs Drug Stores Corporation	10,700	261,508

Nature's Sunshine Products, Inc.	4,900	51,254

PepsiAmericas, Inc.	43,900	632,160

PepsiCo, Inc.	477,570	20,506,856

Procter & Gamble Company	351,100	31,244,389

Safeway Inc. (b)	129,800	3,611,036

Smucker (J.M.) Company	14,005	469,168

SUPERVALU, Inc.	37,000	771,080

Sysco Corporation	178,400	4,647,320

Tootsie Roll Industries, Inc.	9,796	362,452

United Natural Foods, Inc. (b)	5,600	103,152

Walgreen Company	276,000	9,751,080

Whole Foods Market, Inc. (b)	15,700	688,759

Wild Oats Markets, Inc. (b)	6,750	75,458

Wrigley (Wm.) Jr. Company	48,700	2,491,005

		167,829,076

Energy — 0.9%

Anadarko Petroleum Corporation	66,585	2,896,448

Apache Corporation	36,840	1,897,260

Cooper Cameron Corp.	15,200	653,448

Devon Energy Corporation	40,972	1,707,713

EOG Resources, Inc.	32,400	1,110,996

Equitable Resources, Inc.	18,000	615,420

Helmerich & Payne, Inc.	14,000	464,380

Noble Energy, Inc.	15,900	494,331

Rowan Companies, Inc.	26,500	518,605

Sunoco, Inc.	21,500	764,109

		11,122,710

Financials — 26.1%

AFLAC, Inc.	139,300	4,375,413

American Express Company	358,900	12,654,814

American International Group, Inc.	706,176	45,138,770

AmSouth Bancorporation	97,400	2,173,968

Aon Corporation	71,800	1,705,250

Bank of America Corporation	415,900	27,657,350

Bank One Corporation	315,685	12,283,303

-2-

Domini Social Index Portfolio / Portfolio of Investments—(Continued) July 31, 2002

Issuer	Shares	Value

Financials — Continued

Capital One Financial Corporation	58,600	$1,857,620

Charter One Financial, Inc.	60,010	2,035,539

Chittenden Corporation	9,276	269,932

Chubb Corporation	46,000	2,984,940

Cincinnati Financial Corporation	42,885	1,719,260

Comerica Incorporated	47,200	2,745,152

Edwards (A.G.), Inc.	22,487	773,553

Fannie Mae	268,900	20,137,921

Fifth Third Bancorp	157,237	10,388,649

First Tennessee National Corporation	35,500	1,328,765

FirstFed Financial Corp. (b)	5,000	134,900

Franklin Resources, Inc.	69,800	2,396,234

Freddie Mac	187,700	11,628,015

Golden West Financial	41,500	2,728,625

GreenPoint Financial Corporation	26,800	1,294,440

Hartford Financial Services Group (The)	67,000	3,390,200

Household International, Inc.	122,846	5,241,839

Jefferson-Pilot Corporation	41,725	1,812,951

KeyCorp	114,200	2,998,892

Lincoln National Corporation	50,100	1,838,169

Marsh & McLennan Companies, Inc.	147,600	7,070,040

MBIA, Inc.	39,400	1,953,846

MBNA Corporation	344,175	6,673,553

Mellon Financial Corporation	118,300	3,144,414

Merrill Lynch & Co., Inc.	231,500	8,252,975

MGIC Investment Corporation	29,200	1,839,600

Moody's Corporation	41,200	2,043,520

Morgan (J.P.) Chase & Co.	537,360	13,412,506

National City Corporation	163,900	5,064,510

Northern Trust Corporation	59,300	2,361,919

PNC Financial Services Group	76,100	3,207,615

Progressive Corporation (The)	59,000	3,017,850

Providian Financial Corporation (b)	80,000	401,600

Rouse Company	24,500	771,750

SAFECO Corporation	35,700	1,133,118

Schwab (Charles) Corporation	368,300	3,296,285

SLM Corporation	41,700	3,794,700

St. Paul Companies, Inc.	55,664	1,737,273

State Street Corporation	87,400	3,714,500

Stilwell Financial, Inc.	61,500	833,325

SunTrust Banks, Inc.	77,000	5,066,600

Synovus Financial Corporation	77,450	1,858,800

U.S. Bancorp	515,721	11,031,272

UnumProvident Corporation	63,900	1,307,394

Value Line, Inc.	2,900	122,145

Wachovia Corporation	369,400	13,224,520

Washington Mutual, Inc.	262,804	9,831,498

Wells Fargo & Company	462,100	23,502,406

Wesco Financial Corporation	2,000	623,800

		323,987,798

Health Care — 12.9%

Allergan, Inc.	37,100	2,244,179

Amgen, Inc. (b)	346,100	15,796,004

Applera Corp.-Applied Biosystems Group	59,500	1,110,270

Bard (C.R.), Inc.	14,400	778,608

Baxter International, Inc. (b)	161,900	6,461,429

Becton Dickinson and Company	68,500	1,990,610

Biogen, Inc. (b)	40,700	1,463,979

Biomet, Inc.	71,500	1,853,995

Boston Scientific Corporation (b)	107,700	3,229,923

CIGNA Corporation	37,800	3,402,000

Forest Laboratories, Inc. (b)	48,000	3,718,560

Guidant Corporation (b)	82,000	2,853,600

Hillenbrand Industries, Inc.	17,500	946,050

Humana, Inc. (b)	47,800	588,418

Invacare Corporation	8,300	277,635

Johnson & Johnson	813,770	43,129,810

King Pharmaceuticals Inc. (b)	65,100	1,380,771

Manor Care, Inc. (b)	28,700	631,113

McKesson HBOC, Inc.	77,620	2,555,250

MedImmune, Inc. (b)	65,500	1,947,970

Medtronic, Inc.	327,700	13,239,080

Merck & Co., Inc.	612,000	30,355,200

Mylan Laboratories, Inc.	34,900	1,132,156

Oxford Health Plans, Inc. (b)	24,500	1,053,990

Quintiles Transnational Corp. (b)	33,500	332,655

Schering-Plough Corporation	395,500	10,085,250

-3-

Domini Social Index Portfolio / Portfolio of Investments—(Continued) July 31, 2002

Issuer	Shares	Value

Health Care — Continued

St. Jude Medical, Inc. (b)	46,400	$1,763,200

Stryker Corporation (b)	52,300	2,647,426

Watson Pharmaceuticals (b)	29,900	629,993

Zimmer Holdings, Inc. (b)	52,200	1,943,406

		159,542,530

Industrials — 6.9%

3M Company	105,100	13,224,733

Airborne, Inc.	13,900	187,928

Alaska Air Group, Inc. (b)	7,700	180,950

American Power Conversion (b)	54,700	598,965

AMR Corporation (b)	43,300	484,094

Angelica Corporation	2,500	41,875

Apogee Enterprises, Inc.	8,000	94,640

AstroPower, Inc. (b)	6,300	92,862

Ault, Inc. (b)	1,300	4,810

Automatic Data Processing, Inc.	167,074	6,230,189

Avery Dennison Corporation	29,400	1,828,974

Baldor Electric Company	9,800	214,326

Banta Corporation	6,850	225,502

Block (H & R), Inc.	48,900	2,360,892

Brady Corporation	6,100	167,750

Bright Horizons Family Solutions, Inc. (b)	3,700	101,380

Ceridian Corporation (b)	41,000	709,710

Cintas Corporation	45,100	1,979,394

CLARCOR, Inc.	7,050	206,847

Consolidated Freightways Corporation (b)	6,200	13,634

Cooper Industries, Inc.	26,200	815,868

CPI Corporation	2,300	38,180

Cummins, Inc.	11,600	374,680

Deere & Company	63,700	2,676,674

Delta Air Lines, Inc.	34,700	540,626

Deluxe Corporation	17,200	668,908

DeVry, Inc. (b)	19,600	387,100

Dionex Corporation (b)	6,000	153,060

Donaldson Company, Inc.	12,400	415,648

Donnelley (R.R.) & Sons Company	31,800	883,722

Ecolab, Inc.	34,900	1,603,655

Emerson Electric Company	113,400	5,777,730

Fastenal Company	21,400	814,698

FedEx Corporation	80,200	4,086,190

GATX Corporation	13,600	344,216

Genuine Parts Company	47,600	1,461,796

Graco, Inc.	13,368	334,200

Grainger (W.W.), Inc.	26,200	1,284,848

Granite Construction Incorporated	11,825	213,678

Harland (John H.) Company	8,400	204,036

Herman Miller, Inc.	21,300	361,035

HON Industries Inc.	16,500	445,335

Hubbell Incorporated	13,760	420,918

Hunt Corporation	3,000	31,200

Illinois Tool Works, Inc.	82,400	5,437,576

IMCO Recycling, Inc. (b)	4,500	40,275

IMS Health, Inc.	77,800	1,230,796

Interface, Inc.	12,800	64,000

Ionics, Inc. (b)	5,200	115,700

Isco, Inc.	1,600	14,400

Kansas City Southern Industries, Inc. (b)	16,600	269,916

Kelly Services, Inc.	9,375	233,813

Lawson Products, Inc.	2,800	75,572

Lincoln Electric Holdings, Inc.	11,900	275,009

Masco Corporation	130,400	3,155,680

Merix Corporation (b)	3,950	24,688

Milacron, Inc.	9,800	74,382

Molex Incorporated	27,546	803,792

National Service Industries, Inc.	3,075	27,521

New England Business Service, Inc.	3,900	92,625

Nordson Corporation	9,300	224,130

Norfolk Southern Corporation	102,800	2,081,700

Osmonics, Inc. (b)	4,100	49,405

Paychex, Inc.	100,500	2,644,155

Pitney Bowes, Inc.	65,300	2,546,700

Roadway Express, Inc.	5,600	164,416

Robert Half International, Inc. (b)	48,400	965,580

Ryder System, Inc.	17,500	457,975

Smith (A.O.) Corporation	5,500	158,125

Southwest Airlines Co.	206,762	2,855,383

Spartan Motors, Inc.	3,300	41,740

Standard Register Company	6,800	162,520

-4-

Domini Social Index Portfolio / Portfolio of Investments—(Continued) July 31, 2002

Issuer	Shares	Value

Industrials — Continued

Steelcase, Inc.	9,900	$133,551

Tennant Company	2,600	97,760

Thomas & Betts Corporation (b)	16,200	238,464

Thomas Industries, Inc.	4,400	117,040

Toro Company	3,500	175,000

UAL Corporation (b)	15,800	94,010

United Parcel Service, Inc.	105,200	6,873,768

Watts Industries	5,000	88,500

Yellow Corporation (b)	8,400	210,000

		85,603,123

Information Technology — 18.3%

3Com Corporation (b)	98,900	446,039

Adaptec, Inc. (b)	30,600	180,540

ADC Telecommunications, Inc. (b)	223,000	401,400

Advanced Micro Devices, Inc. (b)	95,000	762,850

Advent Software, Inc. (b)	9,800	188,258

Analog Devices, Inc. (b)	97,900	2,359,390

Andrew Corporation (b)	23,500	264,375

Apple Computer, Inc. (b)	93,200	1,422,232

Applied Materials, Inc. (b)	443,200	6,590,384

Arrow Electronics, Inc. (b)	28,000	477,960

Autodesk, Inc.	31,800	409,902

Avnet, Inc. (b)	33,400	557,780

BMC Software, Inc. (b)	68,200	917,290

Borland Software Corporation (b)	18,900	163,674

Cisco Systems, Inc. (b)	1,976,600	26,071,354

Computer Associates International, Inc.	153,600	1,434,624

Compuware Corporation (b)	104,700	388,437

Dell Computer Corporation (b)	700,900	17,473,437

Electronic Data Systems Corporation	128,800	4,735,976

EMC Corporation (b)	598,000	4,485,000

Gerber Scientific, Inc. (b)	6,400	12,672

Hewlett-Packard Company	814,510	11,525,317

Hutchinson Technology Incorporated (b)	7,200	123,264

Imation Corporation (b)	9,800	298,312

Intel Corporation	1,806,700	33,947,893

Lexmark International Group, Inc. (b)	34,400	1,681,472

LSI Logic Corporation (b)	103,300	805,740

Lucent Technologies, Inc. (b)	911,500	1,595,125

Micron Technology, Inc. (b)	161,500	3,147,635

Microsoft Corporation (b)	1,463,900	70,194,005

Millipore Corporation (b)	13,400	443,540

National Semiconductor Corporation (b)	49,900	903,689

Novell, Inc. (b)	100,900	225,007

Palm, Inc. (b)	162,287	176,893

PeopleSoft, Inc. (b)	85,000	1,528,300

QRS Corporation (b)	4,300	33,626

Qualcomm, Inc. (b)	207,300	5,696,604

Sapient Corporation (b)	36,500	25,550

Scientific-Atlanta, Inc.	44,100	557,865

Solectron Corporation (b)	230,500	922,000

Sun Microsystems, Inc. (b)	871,900	3,417,848

Symantec Corporation (b)	37,700	1,264,458

Tektronix, Inc. (b)	25,900	482,776

Tellabs, Inc. (b)	114,700	657,231

Texas Instruments, Inc.	468,000	10,834,200

Waters Corporation (b)	36,400	826,644

Xerox Corporation (b)	190,100	1,321,195

Xilinx, Inc. (b)	89,500	1,717,505

Yahoo! Inc. (b)	163,900	2,158,563

		226,255,831

Materials — 1.2%

Air Products & Chemicals, Inc.	60,900	2,694,825

Bemis Company, Inc.	14,800	711,288

Cabot Corporation	17,600	435,072

Calgon Carbon Corporation	11,300	78,761

Caraustar Industries, Inc.	7,600	82,460

Crown Cork & Seal Company, Inc. (b)	36,500	125,925

Engelhard Corporation	36,600	915,000

Fuller (H.B.) Company	8,200	221,892

Lubrizol Corporation	14,400	438,336

MeadWestvaco Corp.	52,412	1,393,635

Minerals Technologies, Inc.	5,700	212,895

Nucor Corporation	21,750	1,214,303

Praxair, Inc.	43,000	2,248,900

Rock-Tenn Company	6,900	82,455

-5-

Domini Social Index Portfolio / Portfolio of Investments—(Continued) July 31, 2002

Issuer	Shares	Value

Materials — Continued

Rohm & Haas Company	58,800	$2,205,000

Sealed Air Corporation (b)	23,400	339,534

Sigma-Aldrich Corporation	20,500	982,360

Sonoco Products Company	26,745	649,904

Stillwater Mining Company (b)	11,200	106,400

Trex Company, Inc. (b)	4,200	112,770

Worthington Industries, Inc.	24,000	421,199

		15,672,914

Telecommunication Services — 6.5%

AT&T Corporation	1,036,880	10,555,439

AT&T Wireless Services, Inc. (b)	726,987	3,409,569

BellSouth Corporation	505,900	13,583,415

Citizens Communications Company (b)	78,867	432,191

SBC Communications, Inc.	902,328	24,958,393

Sprint Corporation (FON Group)	237,600	2,221,560

Telephone and Data Systems, Inc.	14,600	831,470

Verizon Communications	735,522	24,272,225

		80,264,262

Utilities — 0.9%

AGL Resources, Inc.	15,900	361,248

American Water Works, Inc.	28,000	1,222,200

Cascade Natural Gas Corporation	3,200	62,880

Cleco Corporation	13,000	194,480

Energen Corporation	9,000	222,300

IDACORP, Inc.	10,500	267,960

KeySpan Corporation	39,000	1,361,100

Kinder Morgan, Inc.	32,800	1,364,808

Madison Gas & Electric Company	4,800	133,680

Mirant Corporation (b)	112,300	404,280

National Fuel Gas Company	22,200	429,126

NICOR, Inc.	12,600	340,200

NISource, Inc.	57,900	1,146,420

Northwest Natural Gas Company	7,300	205,130

Northwestern Corporation	7,800	90,168

OGE Energy Corporation	21,900	437,781

Peoples Energy Corporation	9,900	347,589

Potomac Electric Power Company	30,600	609,858

Questar Corporation	22,900	517,540

Southern Union Company (b)	15,433	216,062

WGL Holdings	13,600	331,976

Williams Companies, Inc.	145,100	428,045

		10,694,831

Total Investments — 99.4%

(cost $1,579,308,141) (a)		$1,231,782,382

Other Assets, less liabilities — 0.6%		7,544,597

Net Assets — 100.0%		$1,239,326,979

(a)	The aggregate cost for federal income tax purposes is $1,611,069,090, the aggregate gross unrealized appreciation is $104,415,748 and the aggregate gross unrealized depreciation is $483,702,456, resulting in net unrealized depreciation of $379,286,708.

(b)	Non-income producing security.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc. and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

See Notes to Financial Statements

-6-

Domini Social Index Portfolio

Statement of Assets and Liabilities

July 31, 2002

ASSETS:

Investments at value (Cost $1,579,308,141)	$1,231,782,382

Cash	5,906,103

Dividends receivable	1,900,447

Total assets	1,239,588,932

LIABILITIES:

Accrued expenses (Note 2)	261,953

Total liabilities	261,953

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$1,239,326,979

See Notes to Financial Statements

-7-

Domini Social Index Portfolio

Statement of Operations

Year Ended July 31, 2002

INVESTMENT INCOME

Dividends		$19,335,242

EXPENSES

Management fee (Note 2)	$2,890,322

Trustees fees	274,175

Professional fees	134,874

Custody fees (Note 3)	135,520

Miscellaneous	80,127

Total expenses	3,515,018

Fees paid indirectly (Note 3)	(90,372)

Net expenses		3,424,646

NET INVESTMENT INCOME		15,910,596

Net realized loss on investments

Proceeds from sales	$302,743,177

Cost of securities sold	(445,689,928)

Net realized loss on investments		(142,946,751)

Net changes in unrealized depreciation of investments

Beginning of period	$(86,402,722)

End of period	(347,525,759)

Net change in unrealized depreciation		(261,123,037)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS		$(388,159,192)

See Notes to Financial Statements

-8-

Domini Social Index Portfolio

Statements of Changes in Net Assets

	Year Ended July 31, 2002	Year Ended July 31, 2001

DECREASE IN NET ASSETS

From Operations:

Net investment income	$15,910,596	$14,303,501

Net realized gain/(loss) on investments	(142,946,751)	118,452,105

Net change in unrealized depreciation of investments	(261,123,037)	(478,655,424)

Net Decrease in Net Assets Resulting from Operations	(388,159,192)	(345,899,818)

Transactions in Investors' Beneficial Interest:

Additions	309,789,675	480,587,065

Reductions	(411,308,581)	(379,303,886)

Net Increase/(Decrease) in Net Assets from Transactions in Investors' Beneficial Interests	(101,518,906)	101,283,179

Total Decrease in Net Assets	(489,678,098)	(244,616,639)

NET ASSETS:

Beginning of period	1,729,005,077	1,973,621,716

End of period	$1,239,326,979	$1,729,005,077

See Notes to Financial Statements

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Domini Social Index Portfolio

Financial Highlights

	Year Ended July 31,

	2002		2001		2000		1999		1998

Net assets (in millions)	$1,239		$1,729		$1,974		$1,347		$642

Ratio of net investment income to average net assets	1.02%		0.78%		0.70	%(1)	0.84	%(1)	1.05	%(2)

Ratio of expenses to average net assets	0.22	%(3)	0.22	%(3)	0.24	%(1)(3)	0.24	%(1)(3)	0.24	%(2)(3)

Portfolio turnover rate	13%		19%		9%		8%		5%

(1)	Reflects an expense reimbursement and fee waiver by the Manager of 0.002% and 0.01% for the years ended July 31, 2000 and 1999, respectively. Had the Manager not waived its fee and reimbursed expenses, the ratios of net investment income and expenses to average net assets for the year ended July 31, 2000, would have been 0.70% and 0.24%, respectively, and for the year ended July 31, 1999, would have been 0.83% and 0.25%, respectively.

(2)	Reflects a waiver of 0.01% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived its fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1998, would have been 1.04% and 0.25%, respectively.

(3)	Ratio of expenses to average net assets for the years ended July 31, 2002, 2001, 2000, 1999 and 1998, include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.22%, 0.21%, 0.21%, 0.20% and 0.20% for the years ended July 31, 2002, 2001, 2000, 1999 and 1998, respectively.

See Notes to Financial Statements

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Domini Social Index Portfolio
Notes to Financial Statements
July 31, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.

Domini Social Index Portfolio is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social IndexSM, which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) Valuation of Investments:The Portfolio values securities listed or traded on national securities exchanges or reported by the NASDAQ National Market reporting system at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Trustees.

(B) Dividend Income: Dividend income is recorded on the ex-dividend date.

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Domini Social Index Portfolio / Notes to Financial Statements—(Continued) July 31, 2002

(C) Federal Taxes: The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Other: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

(A) Manager. Domini Social Investments LLC (DSIL) is registered as an investment adviser under the Investment Advisers Act of 1940.The services provided by DSIL consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, DSIL receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. SSgA does not determine the composition of the Domini 400 Social IndexSM.

3. INVESTMENT TRANSACTIONS.

Cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, for the year ended July 31, 2002, aggregated $205,071,717 and $302,743,177, respectively. Custody fees of the Portfolio were reduced by $90,372, which was compensation for uninvested cash left on deposit with the custodian.

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Independent Auditors' Report

The Board of Trustees and Investors Domini Social Index Portfolio:

We have audited the accompanying statement of assets and liabilities of Domini Social Index Portfolio (the "Portfolio"), including the portfolio of investments, as of July 31, 2002, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002 with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Domini Social Index Portfolio as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts September 6, 2002

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Trustees and Officers

The following table presents information about each Trustee and each Officer of the Portfolio as of July 31, 2002. Asterisks indicate that those Trustees and Officers are "interested persons" (as defined in the 1940 Act) of the Portfolio. Each Trustee and each Officer of the Portfolio noted as an interested person is interested by virtue of his or her position with DSIL as described below. Unless otherwise indicated below, the address of each Trustee and each Officer is 536 Broadway, 7th Floor, New York, NY 10012. The Portfolio does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is elected or until he or she retires, resigns, dies or is removed from office.

Name and Age	Position(s) Held with the Trust and the Portfolio and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Portfolios in the Domini Fund Complex Overseen by Trustee

Interested Trustee:

Amy L. Domini* Age: 52	Chair, President and Trustee of the Portfolio since 1990	President and Chief Executive Officer, DSIL (since 2002); Manager, DSIL (since 1997); Member, Board of Managers, DSIL Investment Services LLC (since 1998); Private Trustee, Loring, Wolcott & Coolidge (fiduciary) (since 1987); CEO, Secretary and Treasurer, KLD Research & Analytics, Inc. (social research provider) (1990-2000); Trustee, New England Quarterly (since 1998); Board Member, Social Investment Forum (trade association) (1995-1999); Trustee, Episcopal Church Pension Fund (since 1994); Board Member, Financial Markets Center (nonprofit financial markets research and education resources provider) (since 2002).	4

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Trustees and Officers

Name and Age	Position(s) Held with the Trust and the Portfolio and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Portfolios in the Domini Fund Complex Overseen by Trustee

Disinterested Trustees:

Julia Elizabeth Harris Age: 54	Trustee of the Portfolio since 1999	Trustee, Fiduciary Trust Company (since 2001); Vice President, UNC Partners, Inc. (financial management) (since 1990); Director and Treasurer, Boom Times, Inc. (service organization) (1997-1999).	4

Kirsten S. Moy Age: 55	Trustee of the Portfolio since 1999	Director, Economic Opportunities Program, The Aspen Institute (research and education) (since 2001); Consultant, Equitable Life/AXA (1998-2001); Project Director, Community Development Innovation and Infrastructure Initiative (research) (1998-2001); Group Leader, Financial Innovations Roundtable (research) (2000-2001); Consultant, Social Investment Forum (trade association) (1998); Distinguished Visitor, John D. and Catherine T. MacArthur Foundation (1998); Director, Community Development Financial Institutions Fund, U.S. Department of the Treasury (1995-1997).	4

William C. Osborn Age: 58	Trustee of the Portfolio since 1997	Manager, Commons Capital Management LLC (venture capital) (since 2000); Special Partner/ Consultant, Arete Corporation (venture capital) (since 1999); Principal/Manager, Venture Investment Management Company LLC (venture capital) (1996-1999).	4

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Trustees and Officers

Name and Age	Position(s) Held with the Trust and the Portfolio and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Portfolios in the Domini Fund Complex Overseen by Trustee

Karen Paul Age: 57	Trustee of the Portfolio since 1997	Professor of Management and International Business, Florida International University (since 1990); Partner, Trinity Industrial Technology (1997-2002); Executive Director, Center for Management in the Americas (1997-2001).	4

Gregory A. Ratliff Age: 42	Trustee of the Portfolio since 1999	Senior Fellow, The Aspen Institute (research and education) (since 2002); Director, Economic Opportunity, John D. and Catherine T. MacArthur Foundation (1997-2001); Associate Director, Program-Related Investments, John D. and Catherine T. MacArthur Foundation (1994-1997).	4

Frederick C. Williamson, Sr. Age: 86	Trustee of the Portfolio since 1990	Treasurer and Trustee, RIGHA Foundation (charitable foundation supporting health care needs) (since 1994); Chairman, Rhode Island Historical Preservation and Heritage Commission (state government) (since 1995); Treasurer, Rhode Island Black Heritage Society (nonprofit education) (since 1984); Trustee, National Park Trust (nonprofit land acquisition) (since 1983); President's Advisory Board – Salve Regina University, Newport, RI (since 1999); Board Member, Preserve Rhode Island (nonprofit preservation) (since 1999); Trustee, National Parks and Conservation Association (1986-1997); Advisor, National Parks and Conservation Association (1997-2001).
			4

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Trustees and Officers

Name and Age	Position(s) Held with the Trust and the Portfolio and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Portfolios in the Domini Fund Complex Overseen by Trustee

Officers:

Carole M. Laible* Age: 38	Secretary and Treasurer of the Trust and the Portfolio since 1997	Chief Operating Officer, DSIL (since 2002); Financial/Compliance Officer, DSIL (since 1997); President and Chief Executive Officer, DSIL Investment Services LLC (DSILD) (since 2002); Chief Compliance Officer, DSILD (since 2001); Chief Financial Officer, Secretary and Treasurer, DSILD (since 1998); Financial/Compliance Officer and Secretary of investment companies within Fundamental Family of Funds (1994-1997).
N/A

Steven D. Lydenberg* Age: 56	Vice President of the Trust and the Portfolio since 1990	Member and Principal, DSIL (since 1997); Director, KLD Research & Analytics, Inc. (social research provider) (since 1990); Director of Research, KLD Research & Analytics, Inc. (1990-2001).	N/A

The Portfolio's Registration Statement includes additional information about the Trustees and is available, without charge, upon request, by calling the following toll-free number: 1-800-217-0017.

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